DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS - Additional Information (Detail) - USD ($)	3 Months Ended
	Dec. 31, 2025	Sep. 29, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (31,519)
Cash	0
working capital deficit	$ (31,519)	$ 0